Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and other receivables	16. Trade and other receivables

	2025	2024
	$m	$m
Current
Trade receivables	698	651
Other receivables	49	41
Prepayments	86	93
	833	785

Non-current
Finance lease receivables	7	12
Other receivables	7	5
Prepayments	5	18
	19	35
16. Trade and other receivables continued
Expected credit losses
The ageing of trade receivables shown below reflects the initial terms under the invoice rather than the revised terms in cases where payment flexibility has been provided to owners. The net balances presented in the table below could result in additional credit losses if they are ultimately found to be uncollectable. Expected credit losses relating to other receivables following their initial recognition are immaterial.

			2025			2024
	Gross	Credit loss allowance	Net	Gross	Credit loss allowance	Net
	$m	$m	$m	$m	$m	$m
Not past due	400	–	400	384	–	384
Past due 1 to 30 days	105	(5)	100	90	(4)	86
Past due 31 to 90 days	81	(6)	75	80	(5)	75
Past due 91 to 180 days	59	(10)	49	53	(8)	45
Past due 181 to 360 days	59	(19)	40	66	(19)	47
Past due more than 361 days	144	(110)	34	98	(84)	14
	848	(150)	698	771	(120)	651

	2025	2024
Movement in the allowance for expected credit losses	$m	$m
At 1 January	(120)	(106)
Impairment loss	(20)	(16)
System Fund impairment loss	(19)	(9)
Amounts written off	13	8
Exchange and other adjustments	(4)	3
At 31 December	(150)	(120)
Credit risk
The Group trades only with recognised, creditworthy third parties. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. The maximum exposure to credit risk for trade and other receivables, excluding prepayments, at the end of the reporting period is their carrying value of $761m (2024: $709m).